Other Long-term Assets (Details 2) - CNY (¥) ¥ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2020
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Goodwill		¥ 318,943	¥ 318,943
Acquisition
Other Long-term Assets
Additional equity interest acquired (as a percent)		33.10%	33.10%
Total cash consideration		¥ 168,300
Previously held equity interest in equity investments (as a percent)				30.00%
Total equity interest after acquisition (as a percent)		63.10%	63.10%
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Net assets acquired	[1]	¥ 16,440	¥ 16,440
Deferred tax liabilities		(60,375)	(60,375)
Goodwill		311,109	311,109
Noncontrolling interests		(187,762)	(187,762)
Total		320,912	320,912
Acquisition | Trademark
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Amortizable intangible assets	[2]	59,300	59,300
Acquisition | Developed technology
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Amortizable intangible assets	[2]	¥ 182,200	182,200
Acquisition | Investment income/(losses), net
Other Long-term Assets
Gain in relation to the revaluation of the previously held equity interests			¥ 130,100

[1]	Net assets acquired mainly included cash and cash equivalents as of the date of acquisition.
[2]	Trademark and Developed technology acquired in the Acquisition are included in “Copyrights, licenses, domain names, trademark and technology”.